Cover	Sep. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity File Number	001-34180
Entity Registrant Name	Standard BioTools Inc.
Entity Central Index Key	0001162194
Entity Tax Identification Number	77-0513190
Entity Incorporation, State or Country Code	DE
City Area Code	650
Local Phone Number	266-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	LAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false